Held for Sale and Discontinued Operations - Summary of Insurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of insurance contracts involves listing the portfolios positions in assets and liabilities [line items]
Portfolios in an asset position	€ 185		€ 36
Contracts not measured under the PAA [member]
Disclosure of insurance contracts involves listing the portfolios positions in assets and liabilities [line items]
Portfolios in an asset position	€ 185		36
Discontinued operations [member]
Disclosure of insurance contracts involves listing the portfolios positions in assets and liabilities [line items]
Portfolios in an asset position		€ 0	0
Portfolios in a liability position		52,849	52,591
Net balance		52,849	52,591
Discontinued operations [member] | Contracts not measured under the PAA [member]
Disclosure of insurance contracts involves listing the portfolios positions in assets and liabilities [line items]
Portfolios in an asset position		0	0
Portfolios in a liability position		52,215	52,037
Net balance		52,215	52,037
Discontinued operations [member] | Contracts measured under the PAA [member]
Disclosure of insurance contracts involves listing the portfolios positions in assets and liabilities [line items]
Portfolios in an asset position		0	0
Portfolios in a liability position		633	554
Net balance		€ 633	€ 554